JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.9%
Aerospace & Defense — 2.7%
General Dynamics Corp.	2,310	422,070
United Technologies Corp.	2,233	304,807

		726,877

Banks — 9.9%
Bank of America Corp.	26,619	776,470
BB&T Corp.	6,176	329,638
Cullen/Frost Bankers, Inc.	1,109	98,174
M&T Bank Corp.	476	75,127
PNC Financial Services Group, Inc. (The)	4,196	588,063
US Bancorp	5,378	297,609
Wells Fargo & Co.	9,497	479,046

		2,644,127

Beverages — 2.5%
Coca-Cola Co. (The)	6,681	363,713
PepsiCo, Inc.	2,203	302,053

		665,766

Biotechnology — 0.5%
Gilead Sciences, Inc.	2,020	128,027

Capital Markets — 5.9%
BlackRock, Inc.	1,181	526,211
CME Group, Inc.	3,239	684,550
Northern Trust Corp.	1,423	132,777
T. Rowe Price Group, Inc.	1,995	227,952

		1,571,490

Chemicals — 3.9%
Air Products & Chemicals, Inc.	1,905	422,729
Corteva, Inc.	1,159	32,453
DuPont de Nemours, Inc.	2,082	148,443
PPG Industries, Inc.	2,808	332,799
RPM International, Inc.	1,667	114,730

		1,051,154

Commercial Services & Supplies — 0.6%
Republic Services, Inc.	1,828	158,187

Consumer Finance — 1.7%
Capital One Financial Corp.	2,642	240,411
Discover Financial Services	2,710	219,714

		460,125

Diversified Telecommunication Services — 1.7%
Verizon Communications, Inc.	7,607	459,170

Electric Utilities — 3.5%
Edison International	2,129	160,574
NextEra Energy, Inc.	1,933	450,429
Xcel Energy, Inc.	5,063	328,565

		939,568

Equity Real Estate Investment Trusts (REITs) — 3.5%
Alexandria Real Estate Equities, Inc.	690	106,275
AvalonBay Communities, Inc.	1,288	277,314
Boston Properties, Inc.	966	125,237
Simon Property Group, Inc.	1,081	168,333
Ventas, Inc.	1,334	97,452
Vornado Realty Trust	2,537	161,500

		936,111

Food & Staples Retailing — 0.8%
Walmart, Inc.	1,902	225,773

Food Products — 1.4%
Mondelez International, Inc., Class A	6,615	365,927

Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	1,414	118,276
Becton Dickinson and Co.	1,215	307,324
Medtronic plc	3,064	332,814

		758,414

Health Care Providers & Services — 0.3%
UnitedHealth Group, Inc.	359	78,092

Hotels, Restaurants & Leisure — 3.2%
Las Vegas Sands Corp.	3,511	202,792
McDonald’s Corp.	2,219	476,513
Starbucks Corp.	848	74,951
Wyndham Hotels & Resorts, Inc.	1,958	101,314

		855,570

Household Products — 1.5%
Procter & Gamble Co. (The)	3,290	409,243

Industrial Conglomerates — 0.7%
Honeywell International, Inc.	1,108	187,548

Insurance — 8.2%
Arthur J Gallagher & Co.	2,465	220,799
Chubb Ltd.	1,710	275,988
Cincinnati Financial Corp.	689	80,380
Hartford Financial Services Group, Inc. (The)	6,302	381,990
Marsh & McLennan Cos., Inc.	1,003	100,387
MetLife, Inc.	5,197	245,106
Progressive Corp. (The)	2,375	183,494
Prudential Financial, Inc.	3,882	349,161
Travelers Cos., Inc. (The)	2,341	348,155

		2,185,460

IT Services — 2.8%
Accenture plc, Class A	964	185,396
Automatic Data Processing, Inc.	1,571	253,559
Fidelity National Information Services, Inc.	2,340	310,661

		749,616

Leisure Products — 0.9%
Hasbro, Inc.	1,923	228,229

Machinery — 5.4%
Deere & Co.	1,475	248,763
Dover Corp.	4,167	414,844
Illinois Tool Works, Inc.	1,538	240,688
Parker-Hannifin Corp.	1,735	313,299
Stanley Black & Decker, Inc.	1,540	222,428

		1,440,022

Media — 2.0%
Comcast Corp., Class A	12,067	543,987

Multi-Utilities — 2.4%
CMS Energy Corp.	4,235	270,809
DTE Energy Co.	463	61,603
NiSource, Inc.	3,484	104,237
Public Service Enterprise Group, Inc.	3,105	192,728

		629,377

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Oil, Gas & Consumable Fuels — 7.0%
Chevron Corp.	6,729	798,109
ConocoPhillips	9,041	515,167
Exxon Mobil Corp.	4,878	344,410
Valero Energy Corp.	2,499	213,050

		1,870,736

Pharmaceuticals — 7.5%
Bristol-Myers Squibb Co.	10,255	520,006
Eli Lilly & Co.	2,398	268,138
Johnson & Johnson	2,402	310,826
Merck & Co., Inc.	5,618	472,912
Pfizer, Inc.	12,055	433,129

		2,005,011

Road & Rail — 1.1%
Norfolk Southern Corp.	1,648	296,007

Semiconductors & Semiconductor Equipment — 3.8%
Analog Devices, Inc.	4,241	473,806
Texas Instruments, Inc.	4,242	548,177

		1,021,983

Software — 2.4%
Microsoft Corp.	4,712	655,068

Specialty Retail — 2.5%
Home Depot, Inc. (The)	2,028	470,620
Tiffany & Co.	2,239	207,436

		678,056

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	1,790	400,837

Textiles, Apparel & Luxury Goods — 0.9%
VF Corp.	2,753	244,969

Tobacco — 1.4%
Altria Group, Inc.	3,416	139,723
Philip Morris International, Inc.	3,189	242,123

		381,846

TOTAL COMMON STOCKS (Cost $19,531,210)		25,952,373

SHORT-TERM INVESTMENTS — 2.6%
INVESTMENT COMPANIES — 2.6%
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (a) (b) (Cost $709,914)	709,701	709,914

Total Investments — 99.5% (Cost $20,241,124)		26,662,287
Other Assets Less Liabilities — 0.5%		122,321

Net Assets — 100.0%		26,784,608

Percentages indicated are based on net assets.

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$26,662,287	$—	$—	$26,662,287

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

	For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.17%(a)(b)	$1,052,315	$3,259,984	$3,602,241	$(63)	$(81)	$709,914	709,701	$5,457	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.